Insurance (Details 10) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank Stock	$ 234	$ 187
Federal Home Loan Bank of New York [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank Stock	658	890
Federal Home Loan Bank of Boston [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank Stock	70	70
Federal Home Loan Bank of Des Moines [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank Stock	$ 51	$ 20